Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of comprehensive income [abstract]
Profit/(loss) after taxation from Continuing and Discontinued operations	$ 4,823	$ 6,222	$ (6,207)
Available for sale investments:
Net valuation gains/(losses) taken to equity	11	(1)	2
Net valuation losses transferred to the income statement			1
Cash flow hedges:
Gains/(losses) taken to equity	82	351	(566)
(Gains)/losses transferred to the income statement	(215)	(432)	664
Exchange fluctuations on translation of foreign operations taken to equity	2	(1)	(1)
Exchange fluctuations on translation of foreign operations transferred to income statement			(10)
Tax recognised within other comprehensive income	36	24	(30)
Total items that may be reclassified subsequently to the income statement	(84)	(59)	60
Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	1	36	(20)
Tax recognised within other comprehensive income	(14)	(26)	(17)
Total items that will not be reclassified to the income statement	(13)	10	(37)
Total other comprehensive (loss)/income	(97)	(49)	23
Total comprehensive income/(loss)	4,726	6,173	(6,184)
Attributable to non-controlling interests	1,118	332	176
Attributable to BHP shareholders	$ 3,608	$ 5,841	$ (6,360)